 [THE RESERVE FUNDS LOGO]

        Founders of
    "America's First
        Money Fund"


810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

                           [THE RESERVE FUNDS LOGO]
                                 Founders of
                               "America's First
                                 Money Fund"

--------------------------------------------------------------------------------

                              SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                  PRIMARY FUND

                  U.S. GOVERNMENT FUND

                  U.S. TREASURY FUND

                           FOR THE SIX MONTHS ENDED
                              NOVEMBER 30, 1996
                                 (UNAUDITED)

                         THE RESERVE FUND--PRIMARY FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                        %          DAYS TO        VALUE
                                                                                       RATE       MATURITY       (NOTE 1)
                                                                                   ------------   ---------   --------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 14.63%
  Chase Manhattan Bank..........................................................    5.68-5.70      67-108     $   60,908,128
  Banque Nationale de Paris(b)..................................................    5.37-5.38       82-91         98,114,056
  Bayerische Hypothekenund Wechsel Bank(a)......................................      5.375          88           35,036,987
  Societe Generale(b)...........................................................    5.37-5.51       41-82         96,557,603
                                                                                                              --------------
  Total Negotiable Bank Certificates of Deposit.................................                                 290,616,774
                                                                                                              --------------
PROMISSORY NOTES -- 3.73%
  ABN Bank Canada(c)............................................................       5.30          83           74,116,668
                                                                                                              --------------
REPURCHASE AGREEMENTS -- 75.64%
  FGPC 7.50% due 11/1/26, FGRA due from 9/15/98 to 7/15/08, FGRM 6.50%-8.875%
    due from 7/15/18 to 12/15/23, FGSI due 8/1/23, FMAR due from 8/1/24 to
    4/1/31, FNAR due from 7/1/18 to 7/1/26, FNMS 7.50%-9.50% due from 7/1/09 to
    9/1/26, FNST due from 5/1/23 to 2/1/24, FNRM due 6/25/07, FNRA due from
    8/25/08 to 2/25/24 and FRRA due 5/25/23 (Repo with Bear, Stearns & Co. Inc.
    dated November 25, 1996 resale amount $317,329,768).........................       5.35           3          317,329,768
  GNMA 5.50%-16% due from 12/15/97 to 4/15/34 (Repo with DLJ Securities Corp.
    dated November 18, 1996 resale amount $363,703,228).........................       5.35          3-4         363,695,797
  FGPC 9.50% due 4/1/21, FMAR due from 9/1/18 to 3/1/33, FMPC 9%-9.50% due from
    4/1/04 to 12/7/04, FNAR due from 12/12/12 to 4/1/34 and FNMS 6%-11.75% due from 5/1/99 to 11/1/24 (Repo with CS First Boston Corp. dated November 26,
    1996 resale amount $250,260,069)............................................       5.35           4          250,222,917
  FNAR due 10/1/24, FNMS 7% due 3/1/09 and FMAR due from 12/1/22 to 10/1/26
    (Repo with Goldman Sachs & Co. dated November 29, 1996 resale amount
    $113,053,581)...............................................................       5.69           3          113,053,581
  FNRM due from 5/25/03 to 3/25/24, FGRM due from 11/15/04 to 4/15/24 and FMRM due from 7/15/21 to 9/15/22 (Repo with Prudential Securities dated November
    29, 1996 resale amount $94,044,258).........................................       5.65           3           94,044,258
  FGPC 6%-8.50% due from 4/1/11 to 11/1/26, FNMS 6%-11% due from 8/1/06 to
    11/1/26, FNAR due from 10/2/22 to 4/1/34, FNST due from 5/1/09 to 1/1/24,
    FNCP 7.85%-8% due from 9/10/04 to 9/25/26, FNNT 7.125%-7.25% due from
    3/21/11 to 4/30/26, FNSM 6.95% due 11/13/06, FNRA due 10/24/25, FNRM due
    from 1/13/04 to 4/25/23, FMPC 6%-13.50% due from 1/1/04 to 5/1/20, FMAR due from 1/1/18 to 10/1/23, FGRA due from 10/15/23 to 12/15/23 and FGRM due from
    2/15/07 to 3/15/20 (Repo with Smith Barney Inc. dated November 18, 1996
    resale amount $364,757,322).................................................       5.35           3          364,757,322
                                                                                                              --------------
  Total Repurchase Agreements...................................................                               1,503,103,643
                                                                                                              --------------
TAXABLE MUNICIPAL BONDS -- 5.77%
  Florida Housing Finance Agency Housing Revenue Bonds 1993 Series A(c).........       5.42           7           40,989,777
  Illinois Student Assistance(c)................................................       5.39           7           25,216,101
  Maricopa County Industrial Development Authority Revenue Bonds for Phoenix
    Multi-Purpose Arena Project Series 1990(c)..................................       5.50           7           43,372,440
  New Hampshire Business Finance Authority Revenue Bonds 1992 Series B(c).......       5.60           7            5,019,444
                                                                                                              --------------
  Total Taxable Municipal Bonds.................................................                                 114,597,762
                                                                                                              --------------
Total Primary Fund Investments -- (99.77%) (Cost $1,978,084,461)................                               1,982,434,847
Other assets, less liabilities -- (.23%)........................................                                   4,614,304
                                                                                                              --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption price per share based on 1,987,049,151 shares of beneficial interest $.001 par
  value outstanding.............................................................                              $1,987,049,151
                                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
            STATEMENT OF NET ASSETS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                         %          DAYS TO        VALUE
                                                                                        RATE        MATURITY      (NOTE 1)
                                                                                    ------------   ----------   ------------
REPURCHASE AGREEMENTS
  GNMA 6.50%-7.125% due from 11/15/23 to 10/20/24 (Repos with Bear, Stearns & Co.
    Inc. dated November 25, 1996, resale amount $110,113,789)....................       5.32           3        $110,113,789
  GNMA 6%-9.50% due from 11/15/04 to 10/15/26 (Repo with CS First Boston Corp.
    dated November 18, 1996, resale amount $110,226,722).........................       5.30           3         110,226,722
  GNMA 6%-13.50% due from 12/15/97 to 4/15/29 (Repo with DLJ Securities Corp.
    dated November 18, 1996, resale amount $112,233,022).........................       5.35           3         112,233,022
  GNMA 4.50%-11.50% due from 10/15/11 to 01/15/30 (Repo with Goldman Sachs & Co.
    dated November 29, 1996, resale amount $105,049,670).........................    5.66-5.95         3         105,049,670
  GNMA 7% due from 11/15/23 to 1/15/24 (Repos with Merrill Lynch GSI dated
    November 29, 1996 resale amount $4,001,917)..................................       5.75           3           4,001,917
  GNMA 4%-12.25% due from 11/15/97 to 11/20/26 (Repo with Smith Barney Inc. dated
    November 18, 1996, resale amount $110,228,006)...............................       5.33           3         110,228,006
                                                                                                                ------------
  Total U.S. Government Fund Investments (99.70%) (Cost $566,000,000)............                                551,853,126
  Other assets, less liabilities (.30%)..........................................                                  1,668,363
                                                                                                                ------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share based on 553,521,489 shares of beneficial interest $.001 par
  value outstanding..............................................................                               $553,521,489
                                                                                                                ============

                      THE RESERVE FUND--U.S. TREASURY FUND
            STATEMENT OF NET ASSETS--NOVEMBER 30, 1996--(UNAUDITED)

U.S. TREASURY BILLS -- 99.42%
  U.S. Treasury Bills (Cost $148,430,599)........................................    4.98-5.25       4-123      $149,707,961
  Other assets, less liabilities (.58%)..........................................                                    877,874
                                                                                                                ------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share based on 150,585,835 shares of beneficial interest $.001 par
  value outstanding..............................................................                               $150,585,835
                                                                                                                ============

---------------
(a) Eurodollar Certificates of Deposit -- London Branch, United Kingdom.
(b) Yankee Certificates of Deposit.
(c) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1996. Securities payable on demand are collateralized by bank letter of credit, other bank credit agreements or financial guaranty assurance agencies.

SECURITY TYPE ABBREVIATIONS:
FGPC   --   FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA   --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates -- Adjustable Rate
FGRM   --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSI   --   FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates STRIPS
FHLB   --   Federal Home Loan Bank Consolidated Bond
FHLMC  --   Federal Home Loan Mortgage Corporation
FHOB   --   Farmers Home Administrative Certificate of Beneficial Ownership Floating Rate
FMAR   --   FHLMC Adjustable Rate Mortgage-Backed Pass-Through Participation Certificates
FMPC   --   FHLMC Mortgage-Backed Pass-Through Participation Certificates
FMRM   --   FHLMC REMIC Mortgage-Backed Pass-Through Participation Certificates
FNAR   --   FNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
FNCP   --   FNMA Mortgage-Backed Pass-Through Securities Callable STRIPS
FNMA   --   Federal National Mortgage Association ("FNMA")
FNMS   --   FNMA Mortgage-Backed Pass-Through Securities
FNNT   --   FNMA Medium Term Notes
FNRA   --   FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through Securities
FNRM   --   FNMA REMIC Mortgage-Backed Pass-Through Securities
FNSM   --   FNMA Debenture
FNST   --   FNMA Mortgage-Backed Pass-Through Securities STRIPS
FRRA   --   FHLMC REMIC Adjustable Rate
GNMA   --   Government National Mortgage Association Mortgage-Backed Pass-Through Securities
STRIP  --   Separate Trading of Registered Interest and Principal

                       SEE NOTES TO FINANCIAL STATEMENTS.

            THE RESERVE FUND--STATEMENTS OF OPERATIONS--(UNAUDITED)

                                                                                    SIX MONTHS ENDED
                                                                                    NOVEMBER 30, 1996
                                                                    -------------------------------------------------
                                                                      PRIMARY      U.S. GOVERNMENT     U.S. TREASURY
                                                                       FUND             FUND               FUND
                                                                    -----------    ---------------    ---------------
INTEREST INCOME (Note 1).........................................   $48,864,022      $15,034,491        $   3,798,151
                                                                    -----------      -----------           ----------
EXPENSES (Note 2)
  Management fee.................................................     4,203,313        1,395,173                   --
  Comprehensive fee..............................................            --               --              594,188
  Shareholder servicing, administration and general office
    expenses.....................................................     2,081,274          565,748                   --
  Distribution assistance (Note 3)...............................     1,573,209          513,265              104,502
  Equipment expense..............................................       330,131           87,958                   --
  Professional fees..............................................       213,965           51,457                   --
  Occupancy costs................................................       130,665           35,175                   --
  Stationery, printing and supplies..............................       176,812           48,339                   --
  Trustee Fees...................................................        51,257           14,479                   --
  Other expenses.................................................        72,159           40,332                   --
                                                                    -----------      -----------           ----------
    Total Expenses...............................................     8,832,785        2,751,926              698,690
  Less: voluntary waiver.........................................            --               --             (148,374)
                                                                    -----------      -----------           ----------
  Net Expenses...................................................     8,832,785        2,751,926              550,316
                                                                    -----------      -----------           ----------
NET INVESTMENT INCOME............................................   $40,031,237      $12,282,565        $   3,247,835
                                                                    ===========      ===========           ==========

       THE RESERVE FUND--STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                      PRIMARY FUND                    U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                            --------------------------------    --------------------------------    -----------------------------
                              SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                ENDED                               ENDED                              ENDED
                             NOVEMBER 30,       YEAR ENDED       NOVEMBER 30,       YEAR ENDED      NOVEMBER 30,     YEAR ENDED
                                 1996          MAY 31, 1996          1996          MAY 31, 1996         1996        MAY 31, 1996
                            --------------    --------------    --------------    --------------    ------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  INVESTMENT OPERATIONS:
    Net investment income
      paid to shareholder
      as dividends (Note
      1).................   $  (40,031,237)   $  (82,535,957)   $  (12,282,565)   $  (33,256,499)   $(3,247,835)    $ (5,400,705)
                            --------------    --------------    --------------    --------------    ------------    ------------
  FROM CAPITAL SHARE
    TRANSACTIONS (at net
    asset value of $1 per
    share):
    Net proceeds from the
      sale of shares.....    4,123,500,088     7,548,966,022     1,275,568,350     3,341,970,451    283,995,651      595,400,649
    Net asset value of
      shares issued on
      reinvestment of
      dividends..........       40,031,237        82,535,957        12,282,565        33,256,499      3,247,835        5,400,705
                            --------------    --------------    --------------    --------------    ------------    ------------

      Subtotal...........    4,163,531,325     7,631,501,979     1,287,850,915     3,375,226,950    287,243,486      600,801,354

      Cost of shares
        redeemed.........   (3,840,596,264)   (7,569,851,461)   (1,302,826,599)   (3,528,514,569)   (279,423,817)   (553,261,868)
                            --------------    --------------    --------------    --------------    ------------    ------------
    Net increase
      (decrease) from
      capital share
      transactions.......      322,935,061        61,650,518       (14,975,684)     (153,287,619)     7,819,669       47,539,486

NET ASSETS:
    Beginning of
      period.............    1,664,114,090     1,602,463,572       568,497,173       721,784,792    142,766,166       95,226,680
                            --------------    --------------    --------------    --------------    ------------    ------------
    End of period........   $1,987,049,151    $1,664,114,090    $  553,521,489    $  568,497,173    $150,585,835    $142,766,166
                            ==============    ==============    ==============    ==============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

   The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

   A. The Fund's authorized shares of beneficial interest are unlimited. The Fund's shares are divided into four classes, Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds.

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolios, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

   C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

   E. The Fund's custodian holds the securities owned subject to repurchase agreements. The Fund's investment adviser determines that the resale amount of the repurchase agreement is fully collateralized.

   F. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

   G. The Primary and U.S. Government Fund's are charged only for their direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH AFFILIATES:
  ---------------------------------------------------------------------------

   Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. RMCI receives management fees from the Primary and U.S. Government Funds at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily net assets of Primary and U.S. Government Funds, subject to reimbursement of Fund expenses (excluding brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses) exceeding 1% of average daily closing net assets. For the U.S. Treasury Fund, RMCI receives a comprehensive fee at an annual rate of .80% of the average daily net assets. At November 30, 1996, the advisor waived a portion of its comprehensive fee. Also, under the current Service Agreement, RMCI was reimbursed $3,056,263 (Primary Fund) and $843,488 (U.S. Government Fund) during the six months ended November 30, 1996 for expenditures made on behalf of the Fund's respective Portfolios for personnel, office space and equipment and shareholder accounting and administrative services, to carry out the Fund's business. At November 30, 1996, the Primary, U.S. Government and U.S. Treasury Funds had accrued expenses of $162,077, $45,369, and $55,781, respectively, due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

   Pursuant to a Plan of Distribution, subject to the Fund's expense limitations, the Fund will make payments of up to .20% per annum of the average net asset value of shareholder accounts as to which the payee has rendered assistance in distributing shares of the portfolios. The Plan requires RMCI to pay an equivalent amount from its own resources.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

4. MANAGEMENT'S USE OF ESTIMATES:
  --------------------------------

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

5. COMPONENTS OF NET ASSETS:
  ---------------------------

   At 11/30/96, the following funds had these components of net assets:

                                                                  PRIMARY        U.S. GOVERNMENT    U.S. TREASURY
                                                               --------------    ---------------    -------------
Par Value...................................................   $    1,987,049     $      553,521    $     150,586
Paid-in-Capital.............................................    1,985,062,102        552,967,968      150,435,249
                                                               --------------       ------------     ------------
Net Assets..................................................   $1,987,049,151     $  553,521,489    $ 150,585,835
                                                               ==============       ============     ============

                            ------------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Primary, U.S. Government and U.S. Treasury Funds in each of the periods are treated for Federal tax purposes as ordinary income.

                                THE RESERVE FUND

                PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUND

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                            SIX MONTHS                        FOR FISCAL YEARS ENDED MAY 31,
                                               ENDED           -------------------------------------------------------------
             PRIMARY FUND                NOVEMBER 30, 1996           1996                  1995                  1994
--------------------------------------   -----------------     -----------------     -----------------     -----------------
Net asset value, beginning of
  period..............................         $1.0000                   $1.0000               $1.0000               $1.0000
                                            ----------                    ------                ------                ------
Income from investment operations.....           .0273                     .0591                 .0549                 .0345
Expenses..............................           .0049                     .0101                 .0099                 .0099
                                            ----------                    ------                ------                ------
Net investment income(1)..............           .0224                     .0490                 .0450                 .0246
Dividends from net investment
  income(1)...........................          (.0224)                   (.0490)               (.0450)               (.0246)
                                            ----------                    ------                ------                ------
Net asset value, end of period........         $1.0000                   $1.0000               $1.0000               $1.0000
                                            ==========                    ======                ======                ======
                                            ----------                    ------                ------                ------
Total Return..........................            4.49%(2)                  4.90%                 4.50%                 2.46%

       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets in thousands, end of
  period..............................       1,710,436                 1,664,114             1,602,464             1,415,378
Ratio of expenses to average net
  assets..............................             .98%(2)                  %.98                  %.97                  %.97
Ratio of net investment income to
  average net assets..................            4.45%(2)                  4.79%                 4.42%                 2.44%
         U.S. GOVERNMENT FUND
Net asset value, beginning of
  period..............................         $1.0000                   $1.0000               $1.0000               $1.0000
                                            ----------                    ------                ------                ------
Income from investment operations.....           .0270                     .0586                 .0542                 .0337
Expenses..............................           .0049                     .0102                 .0101                 .0100
                                            ----------                    ------                ------                ------
Net investment income(1)..............           .0221                     .0484                 .0441                 .0237
Dividends from net investment
  income(1)...........................          (.0221)                   (.0484)               (.0441)               (.0237)
                                            ----------                    ------                ------                ------
Net asset value, end of period........         $1.0000                   $1.0000               $1.0000               $1.0000
                                            ==========                    ======                ======                ======

Total Return..........................            4.42%(2)                  4.84%                 4.41%                 2.37%
       RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of
  period..............................         746,601                   586,497               721,785               740,698
Ratio of expenses to average net
  assets..............................             .98%(2)                  1.00%                 %.99                  %.99
Ratio of net investment income to
  average net assets..................            4.38%(2)                  4.75%                 4.31%                 2.35%


                                             FOR FISCAL YEARS ENDED MAY 31,
                                        ---------------------------------------

             PRIMARY FUND                     1993                  1992
--------------------------------------  -----------------     -----------------
Net asset value, beginning of
  period..............................            $1.0000               $1.0000
                                                   ------                ------
Income from investment operations.....              .0361                 .0541
Expenses..............................              .0100                 .0100
                                                   ------                ------
Net investment income(1)..............              .0261                 .0441
Dividends from net investment
  income(1)...........................             (.0261)               (.0441)
                                                   ------                ------
Net asset value, end of period........            $1.0000               $1.0000
                                                   ======                ======

Total Return..........................               2.61%                 4.41%
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
                                         <
Net assets in thousands, end of
  period..............................          1,389,136             1,553,828
Ratio of expenses to average net
  assets..............................               %.99                  %.99
Ratio of net investment income to
  average net assets..................               2.58%                 4.34%
         U.S. GOVERNMENT FUND
                                         <
Net asset value, beginning of
  period..............................            $1.0000               $1.0000
                                                   ------                ------
Income from investment operations.....              .0353                 .0533
Expenses..............................              .0100                 .0101
                                                   ------                ------
Net investment income(1)..............              .0253                 .0432
Dividends from net investment
  income(1)...........................             (.0253)               (.0432)
                                                   ------                ------
Net asset value, end of period........            $1.0000               $1.0000
                                                  =======               =======

Total Return..........................               2.53%                 4.32%
       RATIOS/SUPPLEMENTAL DATA
                                         <
Net assets in thousands, end of
  period..............................            728,138               853,823
Ratio of expenses to average net
  assets..............................               %.99                  %.99
Ratio of net investment income to
  average net assets..................               2.50%                 4.21%

                                            SIX MONTHS                   FOR FISCAL YEARS ENDED MAY 31,
                                               ENDED          ----------------------------------------------------
          U.S. TREASURY FUND             NOVEMBER 30, 1996       1996          1995          1994          1993
--------------------------------------   -----------------    ----------    ----------    ----------    ----------
Net asset value, beginning of
  period..............................          $1.0000         $1.0000       $1.0000       $1.0000       $1.0000
                                          -----------           -------       -------       -------       -------
Income from investment operations.....          .0257             .0547         .0523         .0313         .0330
Expenses..............................          .0037             .0081         .0067         .0073         .0092
                                          -----------           -------       -------       -------       -------
Net investment income(1)..............          .0220             .0466         .0456         .0240         .0238
Dividends from net investment
  income(1)...........................         (.0220)           (.0466)       (.0456)       (.0240)       (.0238)
                                          -----------           -------       -------       -------       -------
Net asset value, end of period........        $1.0000          $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                          ===========           =======       =======       =======       =======

Total Return..........................           4.42%(2)          4.66%         4.56%         2.40%         2.38%

       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets in thousands, end of
  period..............................        106,517           142,766        95,227         7,350        32,325
Ratio of expenses to average net
  assets(3)...........................            .74%(2)           .79%          .68%          .73%          .80%
Ratio of net investment income to
  average net assets..................           4.37%(2)          4.53%         4.64%         2.38%         2.07%

                                          FEBRUARY 3, 1992
                                           (COMMENCEMENT
                                           OF OPERATIONS)
          U.S. TREASURY FUND            THROUGH MAY 31, 1992
--------------------------------------  --------------------
Net asset value, beginning of
  period..............................           $1.0000
                                          ------------
Income from investment operations.....           .0121
Expenses..............................           .0031
                                          ------------
Net investment income(1)..............           .0090
Dividends from net investment
  income(1)...........................          (.0090)
                                          ------------
Net asset value, end of period........        $ 1.0000
                                          ============

Total Return..........................            2.75%(2)
       RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets in thousands, end of
  period..............................             512
Ratio of expenses to average net
  assets(3)...........................             .97(2)
Ratio of net investment income to
  average net assets..................            2.74%(2)

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During this period the manager waived a portion of fees and expenses. If there were no reduction in expenses, the actual expenses would have been 1.00%.

                                        7